Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 25,221,153	$ 22,173,790
Advertising expenses payable	1,713,841	1,844,115
Income taxes payable	740,975	572,878
Others	4,728,903	1,174,555
Accrued expenses and other current liabilities	$ 32,404,872	$ 25,765,338